FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending - Residential Mortgage [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 288,235	£ 305,682
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	53,991	57,889
Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	210,543	223,641
Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	45,373	48,203
Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42,609	44,424
Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,226	5,812
Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	28,304	26,432
Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,623	2,886
Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,672	7,506
Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	616	720
Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,107	3,679
Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	153	268
Stage 1 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	257,797
Stage 1 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	49,299
Stage 1 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	186,974
Stage 1 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,695
Stage 1 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	38,865
Stage 1 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,668
Stage 1 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	26,353
Stage 1 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,333
Stage 1 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,136
Stage 1 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	527
Stage 1 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	469
Stage 1 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	76
Stage 2 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	13,654
Stage 2 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,048
Stage 2 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	10,853
Stage 2 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,193
Stage 2 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,704
Stage 2 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	483
Stage 2 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	837
Stage 2 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	247
Stage 2 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	154
Stage 2 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	68
Stage 2 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	106
Stage 2 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	57
Stage 3 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,393
Stage 3 [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	644
Stage 3 [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,058
Stage 3 [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	485
Stage 3 [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	176
Stage 3 [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	75
Stage 3 [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	90
Stage 3 [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	43
Stage 3 [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	33
Stage 3 [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21
Stage 3 [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	36
Stage 3 [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	20
Financial instruments purchased or originated credit-impaired [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	15,391
Financial instruments purchased or originated credit-impaired [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11,658
Financial instruments purchased or originated credit-impaired [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,864
Financial instruments purchased or originated credit-impaired [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,024
Financial instruments purchased or originated credit-impaired [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	349
Financial instruments purchased or originated credit-impaired [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 496
Financial assets neither past due nor impaired [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		295,583
Financial assets neither past due nor impaired [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		56,592
Financial assets neither past due nor impaired [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		216,888
Financial assets neither past due nor impaired [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		47,274
Financial assets neither past due nor impaired [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		43,045
Financial assets neither past due nor impaired [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		5,640
Financial assets neither past due nor impaired [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		25,497
Financial assets neither past due nor impaired [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		2,783
Financial assets neither past due nor impaired [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		7,085
Financial assets neither past due nor impaired [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		663
Financial assets neither past due nor impaired [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		3,068
Financial assets neither past due nor impaired [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		232
Financial assets past due but not impaired [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		5,934
Financial assets past due but not impaired [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		762
Financial assets past due but not impaired [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		4,309
Financial assets past due but not impaired [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		578
Financial assets past due but not impaired [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		787
Financial assets past due but not impaired [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		99
Financial assets past due but not impaired [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		500
Financial assets past due but not impaired [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		56
Financial assets past due but not impaired [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		177
Financial assets past due but not impaired [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		19
Financial assets past due but not impaired [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		161
Financial assets past due but not impaired [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		10
Financial assets impaired [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		4,165
Financial assets impaired [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		535
Financial assets impaired [member] | Less than seventy percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		2,444
Financial assets impaired [member] | Less than seventy percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		351
Financial assets impaired [member] | Seventy percent to eighty percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		592
Financial assets impaired [member] | Seventy percent to eighty percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		73
Financial assets impaired [member] | Eighty percent to ninety percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		435
Financial assets impaired [member] | Eighty percent to ninety percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		47
Financial assets impaired [member] | Ninety percent to one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		244
Financial assets impaired [member] | Ninety percent to one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		38
Financial assets impaired [member] | Greater than one hundred percent [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		450
Financial assets impaired [member] | Greater than one hundred percent [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers		£ 26